T. ROWE PRICE Target 2020 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 55.5%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  76,470 4,643 5,876 13,932,850 76,352
New Income Fund  58,268 3,608 3,026 6,068,387 59,713
International Bond Fund (USD
Hedged)  19,819 1,568 1,053 2,003,314 20,434
Emerging Markets Bond Fund  14,533 1,164 763 1,318,879 15,088
Dynamic Global Bond Fund  13,731 1,371 754 1,420,399 13,948
High Yield Fund  13,280 925 679 2,030,460 13,645
Floating Rate Fund  7,118 732 382 781,388 7,462
U.S. Treasury Long-Term Index
Fund  5,583 305 418 504,308 5,956
Total Bond Mutual Funds (Cost $201,818) 212,598
EQUITY MUTUAL FUNDS 41.0%
T. Rowe Price Funds:
Equity Index 500 Fund  28,761 1,399 1,787 252,041 30,167
Value Fund  25,797 1,103 1,775 503,757 25,949
Growth Stock Fund (2) 22,976 984 1,364 214,107 25,252
International Value Equity Fund  13,249 560 899 786,393 12,685
Overseas Stock Fund  12,222 521 826 869,402 11,754
International Stock Fund  11,493 481 692 493,037 11,217
Mid-Cap Growth Fund  6,116 250 440 48,183 6,286
Mid-Cap Value Fund  6,628 265 528 172,683 6,011
Emerging Markets Stock Fund  6,430 265 437 107,782 5,816
Small-Cap Stock Fund  4,230 177 194 58,952 4,398
Small-Cap Value Fund  4,113 170 187 65,505 4,205
Real Assets Fund  4,359 183 338 283,049 4,200
New Horizons Fund (2) 3,263 133 143 38,466 3,756
Emerging Markets Discovery
Stock Fund  2,413 935 157 194,945 3,144
U.S. Large-Cap Core Fund  1,916 92 105 54,818 2,041
Total Equity Mutual Funds (Cost $93,881) 156,881
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund (2) – 1 – 10 1
Total Other Mutual Funds (Cost $1) 1

T. ROWE PRICE Target 2020 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 12,197 3,160 2,153 13,203,699 13,204
Total Short-Term Investments (Cost $13,204) 13,204
Total Investments in Securities 100.0%
(Cost $308,904) $ 382,684
Other Assets Less Liabilities (0.0)% (160)
Net Assets 100.0% $ 382,524
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (11) $ (400) $ 125
Emerging Markets Bond Fund  (23) 154 195
Emerging Markets Discovery Stock Fund  (4) (47) —
Emerging Markets Stock Fund  117 (442) —
Equity Index 500 Fund  351 1,794 100
Floating Rate Fund  (9) (6) 83
Growth Stock Fund  110 2,656 —
High Yield Fund  (1) 119 185
International Bond Fund (USD Hedged)  (1) 100 101
International Stock Fund  112 (65) —
International Value Equity Fund  94 (225) —
Limited Duration Inflation Focused Bond Fund  39 1,115 —
Mid-Cap Growth Fund  97 360 —
Mid-Cap Value Fund  76 (354) —
New Horizons Fund  10 503 —
New Income Fund  (20) 863 292
Overseas Stock Fund  173 (163) —
Real Assets Fund  23 (4) —
Small-Cap Stock Fund  10 185 —
Small-Cap Value Fund  8 109 —
Transition Fund  — — —
U.S. Large-Cap Core Fund  3 138 —
U.S. Treasury Long-Term Index Fund  (101) 486 29
Value Fund  295 824 —
U.S. Treasury Money Fund, 0.06% — — 2
Totals $ 1,348# $ 7,700 $ 1,112+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,112 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2020 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2020 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F185-054Q1 08/21